Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2021, and December 31, 2020, is as follows:

	12.31.21	12.31.20
Basic Shareholders’ Equity	257,700,315	162,178,965
(Deductible Items)	(35,563,896)	(32,594,504)
Equity Tier 1	222,136,419	129,584,461
Complementing shareholders’ Equity	29,006,025	27,477,066
Equity Tier 2	29,006,025	27,477,066
Regulatory Capital (RPC)	251,142,444	157,061,527

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.21	12.31.20
Credit Risk	63,920,141	42,457,859
Market Risk	1,133,653	1,419,264
Operational Risk	20,190,530	12,192,078
Minimum Capital Requirement	85,244,324	56,069,201
Integration	251,142,444	157,061,527
Excess	165,898,119	100,992,326

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of
year-end
by type of currency is shown below:

	Balances as of 12.31.21
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	250,862	(248,914)	(1,291)	656
Euro	2,943	(623)	—	2,320
Canadian Dollar	32	(4)	—	27
Real	39	—	—	39
Swiss Franc	89	(32)	—	57
Others	85	(14)	—	71

Total	254,049	(249,587)	(1,291)	3,170

	Balances as of 12.31.20
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	320,180	(318,396)	—	1,784
Euro	6,643	(1,211)	—	5,432
Canadian Dollar	202	(6)	—	196
Real	51	—	—	51
Swiss Franc	78	(45)	—	33
Others	155	(5)	—	150

Total	327,309	(319,663)	—	7,646

		Balances as of 12.31.21		Balances as of 12.31.20
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	66	722	178	1,962
	-10%	(66)	590	(178)	5,254
Euro	10%	232	2,552	543	739
	-10%	(232)	2,088	(543)	(492)
Canadian Dollar	10%	3	30	20	53
	-10%	(3)	24	(20)	130
Real	10%	4	43	5	7,651
	-10%	(4)	35	(5)	(5)
Swiss Franc	10%	6	63	3	3
	-10%	(6)	51	(3)	(3)
Others	10%	7	78	15	15
	-10%	(7)	64	(15)	(15)

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.21
Total Financial Assets	625,405,963	116,802,086	106,308,391	154,697,504	524,232,048	1,527,445,992
Total Financial Liabilities	818,306,924	96,462,632	38,475,450	24,267,311	343,024,022	1,320,536,340

Net Amount	(192,900,961)	20,339,454	67,832,940	130,430,193	181,208,026	206,909,652

As of 12.31.20
Total Financial Assets	497,444,834	122,335,699	110,798,069	184,197,811	500,497,440	1,415,273,853
Total Financial Liabilities	793,761,624	100,561,675	26,336,068	13,174,729	308,649,837	1,242,483,933

Net Amount	(296,316,790)	21,774,024	84,462,001	171,023,082	191,847,603	172,789,920

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2021. The percentage change budgeted by the Group for fiscal year 2021 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	(3,543,296)	-1.7%
Increase in Interest Rate	100 bp	3,543,296	1.7%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2021, and December 31, 2020, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.21
Assets
Debt Securities measured at Fair Value through Profit or Loss	235,715,852	289,004	585,835	921,601	—	237,512,292
Derivative Financial Instruments	1,247,078	—	—	—	—	1,247,078
Repurchase Transactions	206,318,139	—	—	—	—	206,318,139
Other Financial Assets	20,422,842	123,048	149,125	3,444,877	—	24,139,892
Loans and Other Financing	268,278,512	279,743,611	180,218,971	116,216,349	37,370,356	881,827,799
Other Debt Securities	97,602,616	304,390	229,445	724,771	—	98,861,222
Financial Assets Pledged as Collateral	35,235,668	—	—	—	—	35,235,668
Investments in Equity Instruments	1,251,934	—	—	—	—	1,251,934
Liabilities
Deposits	981,068,287	64,008,739	3,074,261	112,674	22	1,048,263,983
Liabilities at fair value through profit or loss	75,674	—	—	—	—	75,674
Derivative Financial Instruments	712,129	—	—	—	—	712,129
Other Financial Liabilities	130,748,187	60,319,962	177,971	26,415	5,032	191,277,568
Lease liabilities	114,368	570,091	644,172	3,769,889	609,978	5,708,499
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,200,022	4,623,289	15,913,726	3,979,210	—	29,716,247
Debt Securities	1,519,011	15,230,169	9,487,019	6,395,177	—	32,631,376
Subordinated Debt Securities	996,044	—	996,044	33,323,071	—	35,315,159

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.20
Assets
Debt Securities measured at Fair Value through Profit or Loss	230,532,971	851,483	4,800,940	652,403	—	236,837,797
Derivative Financial Instruments	827,053	—	—	—	—	827,053
Repurchase Transactions	93,249,485	—	—	—	—	93,249,485
Other Financial Assets	11,588,748	152,157	184,402	4,627,615	—	16,552,922
Loans and Other Financing	250,068,562	308,413,869	204,441,783	141,230,251	46,100,820	950,255,285
Other Debt Securities	38,345,187	—	—	—	—	38,345,187
Financial Assets Pledged as Collateral	28,252,414	—	—	—	—	28,252,414
Investments in Equity Instruments	5,654,112	—	—	—	—	5,654,112
Liabilities
Deposits	960,889,687	67,935,172	3,870,033	184,718	41	1,032,879,651
Derivative Financial Instruments	86,716	—	—	—	—	86,716
Other Financial Liabilities	140,382,359	36,949	41,420	121,508	—	140,582,236
Lease Liabilities	233,741	1,094,126	1,200,436	5,585,434	2,077,061	10,190,798
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,936,538	4,967,332	9,264,337	5,640,484	—	23,808,691
Debt Securities	1,111,592	9,292,808	12,158,857	9,583,666	—	32,146,923
Subordinated Debt Securities	1,291,846	—	1,291,846	11,410,759	33,013,113	47,007,564

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2021, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.21
AAA	9,650,279	—	37	39,049,777	—	609,936	49,310,029
AA+	—	—	52,845	—	—	820,093	872,938
AA	5,617	—	—	31,359	—	10,892	47,868
AA-	—	—	—	—	—	1,623	1,623
A+	—	—	—	—	—	8,635	8,635
A1	—	—	—	—	—	38,957	38,957
A1+	—	—	1,266,148	—	—	510,849	1,776,997
A	—	—	—	—	—	367,434	367,434
A2	—	244,653	—	—	—	1,314	245,967
A-	—	—	—	—	—	39,096	39,096
A3	—	630,013	—	—	—	—	630,013
Baa1	—	—	94,832	—	—	—	94,832
BBB-	—	641,844	—	—	—	—	641,844
Baa3	—	—	—	—	—	34,356	34,356
B1	—	143,271	—	—	—	—	143,271
B	—	68,027	—	—	—	—	68,027
BB-	—	—	—	—	—	1,872	1,872
CCC	25,517	—	—	—	—	—	25,517
C	—	—	—	—	181,567,431	20,191	181,587,622

Total	9,681,413	1,727,808	1,413,862	39,081,136	181,567,431	2,465,248	235,936,898

The credit quality of debt securities as of December 31, 2020, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.20
AAA	3,524,914	—	—	25,607,172	—	1,061,755	30,193,841
AA+	—	—	136,148	—	—	447	136,595
AA	—	—	—	—	—	85,738	85,738
Aa2	—	—	—	—	—	48,642	48,642
AA-	71,913	—	—	—	—	1,350,297	1,422,210
A+	—	—	—	—	—	1,906	1,906
A1	—	—	—	—	—	272,726	272,726
A1+	—	—	—	—	—	1,239,099	1,239,099
A	—	—	—	—	—	32,424	32,424
A2	—	—	—	—	—	163	163
A-	—	—	—	—	—	61,290	61,290
A3	—	303,042	—	—	—	—	303,042
Baa1	—	—	1,509	—	—	44,114	45,623
Baa3	—	—	—	—	—	20,065	20,065
B	—	814,136	—	—	—	—	814,136
CCC	6,193,784	—	—	—	—	—	6,193,784
C	—	—	—	—	193,695,730	25,809	193,721,539

Total	9,790,611	1,117,178	137,657	25,607,172	193,695,730	4,244,475	234,592,823

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

1	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

(*)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2022 (*)	QII - 2022 (*)	QIII - 2022 (*)	QIV - 2022 (*)
GDP	Base	1.8%	2.3%	0.5%	1.5%
	Optimistic	7.0%	10.7%	8.0%	9.6%
	Pessimistic	1.7%	-1.0%	-4.1%	-3.6%
Unemployment Rate	Base	0.3%	7.8%	25.5%	9.4%
	Optimistic	-10.5%	-3.7%	12.2%	-2.5%
	Pessimistic	4.8%	19.1%	75.6%	80.9%
Real Salary	Base	-5.4%	-5.9%	-5.2%	-4.1%
	Optimistic	-4.9%	-5.1%	-4.6%	-0.6%
	Pessimistic	0.4%	-7.7%	-11.8%	-9.0%
Badlar rate	Base	17.4%	8.4%	-0.5%	0.0%
	Optimistic	17.4%	-0.3%	-6.3%	-11.8%
	Pessimistic	61.4%	58.3%	66.9%	76.5%
Consumer Price Index (CPI)	Base	54.9%	59.6%	60.1%	59.0%
	Optimistic	53.2%	50.5%	48.0%	42.8%
	Pessimistic	53.2%	72.6%	83.2%	86.8%
(*)
These variations were calculated based on annual basis.

Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%

Grupo Financiero Galicia ECL	47,598,980	48,122,889
Retail, Retail like and Wholesale ECL	37,966,376	38,490,285
Naranja ECL	9,632,604	9,632,604

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	0%	0%	0%
Unemployment Rate	3%	1%	4%
Real Salary	-4%	-2%	-5%
Badlar	25%	10%	60%
CPI	5%	1%	7%

Grupo Financiero Galicia ECL		48,411,267
Retail, Retail like and Wholesale RCL		38,778,663
Naranja ECL		9,632,604

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	164,463,861	55,177,137	3,016,889	222,657,887	246,123,597
1-30	2,575,652	2,891,093	622,662	6,089,407	6,116,789
31-60	—	1,772,673	457,533	2,230,206	1,579,343
61-90	—	900,444	653,838	1,554,282	990,348
Default	—	—	14,109,155	14,109,155	8,387,786

Gross Carrying amount	167,039,513	60,741,347	18,860,077	246,640,937	263,197,863
Loss allowance	(5,845,144)	(10,017,080)	(15,360,846)	(31,223,070)	(35,435,411)

Net Carrying amount	161,194,369	50,724,267	3,499,231	215,417,867	227,762,452

	Retail like Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	153,539,137	16,028,249	1,080,971	170,648,357	177,992,701
1-30	1,105,602	527,137	206,494	1,839,233	2,609,761
31-60	—	303,433	84,077	387,510	326,718
61-90	—	140,381	124,317	264,698	91,932
Default	—	—	2,227,308	2,227,308	1,792,207

Gross Carrying amount	154,644,739	16,999,200	3,723,167	175,367,106	182,813,319
Loss allowance	(257,780)	(1,361,307)	(2,609,419)	(4,228,506)	(6,825,303)

Net Carrying amount	154,386,959	15,637,893	1,113,748	171,138,600	175,988,016

	Wholesale Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	496,694,594	17,137,832	—	513,832,426	417,049,373
B1	—	214,556	—	214,556	1,512,813
Default	—	—	730,084	730,084	1,201,703

Gross Carrying amount	496,694,594	17,352,388	730,084	514,777,066	419,763,889
Loss allowance	(1,465,190)	(319,928)	(729,682)	(2,514,800)	(4,814,466)

Net Carrying amount	495,229,404	17,032,460	402	512,262,266	414,949,423

	Naranja X
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	167,268,847	1,799,598	286,947	169,355,392	131,704,894
1-30	7,552,511	443,058	83,720	8,079,289	5,304,089
31-60	—	2,375,093	50,284	2,425,377	1,359,887
61-90	—	1,226,601	42,995	1,269,596	609,131
Default	—	—	3,966,855	3,966,855	2,980,850

Gross Carrying amount	174,821,358	5,844,350	4,430,801	185,096,509	141,958,851
Loss allowance	(5,677,757)	(1,257,400)	(2,697,447)	(9,632,604)	(9,275,787)

Net Carrying amount	169,143,601	4,586,950	1,733,354	175,463,905	132,683,064

	Retail Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	174,398,931	71,724,666	—	246,123,597	222,499,714
1-30	2,080,249	1,757,767	2,278,773	6,116,789	6,715,330
31-60	—	1,505,887	73,456	1,579,343	2,928,809
61-90	—	847,358	142,990	990,348	1,650,575
Default	—	—	8,387,786	8,387,786	8,798,486

Gross Carrying amount	176,479,180	75,835,678	10,883,005	263,197,863	242,592,914
Loss allowance	(7,478,003)	(19,060,985)	(8,896,423)	(35,435,411)	(21,583,240)

Net Carrying amount	169,001,177	56,774,693	1,986,582	227,762,452	221,009,674

	Retail like Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	158,187,579	18,354,315	1,450,807	177,992,701	77,754,290
1-30	1,462,383	818,265	329,113	2,609,761	4,120,016
31-60	—	316,890	9,828	326,718	460,503
61-90	—	67,955	23,977	91,932	657,546
Default	—	—	1,792,207	1,792,207	5,008,440

Gross Carrying amount	159,649,962	19,557,425	3,605,932	182,813,319	88,000,795
Loss allowance	(844,073)	(3,216,373)	(2,764,857)	(6,825,303)	(6,193,587)

Net Carrying amount	158,805,889	16,341,052	841,075	175,988,016	81,807,208

	Wholesale Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	398,096,545	18,952,828	—	417,049,373	435,225,887
B1	—	1,512,813	—	1,512,813	776,177
Default	—	—	1,201,703	1,201,703	10,020,955

Gross Carrying amount	398,096,545	20,465,641	1,201,703	419,763,889	446,023,019
Loss allowance	(2,958,029)	(940,522)	(915,915)	(4,814,466)	(10,711,793)

Net Carrying amount	395,138,516	19,525,119	285,788	414,949,423	435,311,226

	Naranja X
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	129,793,001	1,514,657	397,236	131,704,894	93,346,349
1-30	4,878,423	341,066	84,600	5,304,089	5,513,282
31-60	—	1,287,654	72,233	1,359,887	2,657,374
61-90	—	563,323	45,808	609,131	1,387,796
Default	—	—	2,980,850	2,980,850	11,467,622

Gross Carrying amount	134,671,424	3,706,700	3,580,727	141,958,851	114,372,423
Loss allowance	(5,596,374)	(889,280)	(2,790,133)	(9,275,787)	(15,233,581)

Net Carrying amount	129,075,050	2,817,420	790,594	132,683,064	99,138,842

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	53,152,720	(269,126)	52,883,594	—
Mortgage Loans	18,419,566	(5,814,164)	12,605,402	42,157,782
Pledge Loans	16,220,243	(29,447)	16,190,796	20,557,070
Personal Loans	65,896,440	(11,901,830)	53,994,610	—
Credit Card Loans	367,957,854	(17,344,564)	350,613,290	—
Financial Leases	1,114,408	(455)	1,113,953	—
Documents	194,471,663	(813,421)	193,658,242	—
Pre-financing export loans	17,181,120	—	17,181,120	—
Others	387,467,604	(11,425,973)	376,041,631	79,131,320

Total as of December 31, 2021	1,121,881,618	(47,598,980)	1,074,282,638	141,846,172

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	614
50 to 60%	152
60 to 70%	377
70 to 80%	118
80 to 90%	137
90 to 100%	1,984
Higher than 100%	41,663

Total	45,045

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	7,478,003	19,060,985	8,896,423	—	35,435,411
Inflation effect	(2,787,886)	(6,885,567)	(3,696,569)	—	(13,370,022)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(513,633)	513,633	—	—	—
Transfer from Stage 1 to Stage 3	(184,412)	—	184,412	—	—
Transfer from Stage 2 to Stage 1	720,872	(720,872)	—	—	—
Transfer from Stage 2 to Stage 3	—	(562,323)	562,323	—	—
Transfer from Stage 3 to Stage 1	241,423	—	(241,423)	—	—
Transfer from Stage 3 to Stage 2	—	462,938	(462,938)	—	—
New Financial Assets Originated or Purchased	2,115,543	1,201,186	8,362,628	—	11,679,357
Changes in PDs/LGDs/EADs	386,505	431,115	(1,067,616)	—	(249,996)
Foreign exchange and other movements	(1,028,066)	(2,657,874)	5,159,798	—	1,473,858
Other movements with no P&L impact
Write-offs and other movements	(583,205)	(826,141)	(2,336,192)	—	(3,745,538)

Loss Allowance as of December 31, 2021	5,845,144	10,017,080	15,360,846	—	31,223,070

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	844,073	3,216,373	2,764,857	—	6,825,303
Inflation effect	(279,331)	(1,056,263)	(877,072)	—	(2,212,666)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(37,773)	37,773	—	—	—
Transfer from Stage 1 to Stage 3	(11,610)	—	11,610	—	—
Transfer from Stage 2 to Stage 1	45,554	(45,554)	—	—	—
Transfer from Stage 2 to Stage 3	—	(44,351)	44,351	—	—
Transfer from Stage 3 to Stage 1	68,817	—	(68,817)	—	—
Transfer from Stage 3 to Stage 2	—	46,976	(46,976)	—	—
New Financial Assets Originated or Purchased	123,983	39,082	1,828,176	—	1,991,241
Changes in PDs/LGDs/EADs	(190,122)	(135,997)	(229,876)	—	(555,995)
Foreign exchange and other movements	(1,367)	(545,556)	39,249	—	(507,674)
Other movements with no P&L impact
Write-offs and other movements	(304,444)	(151,176)	(856,083)	—	(1,311,703)

Loss Allowance as of December 31, 2021	257,780	1,361,307	2,609,419	—	4,228,506

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	2,958,029	940,522	915,915	—	4,814,466
Inflation effect	(905,825)	(297,224)	(263,055)	—	(1,466,104)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(21,319)	21,319	—	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—	—
Transfer from Stage 2 to Stage 1	139,769	(139,769)	—	—	—
Transfer from Stage 2 to Stage 3	—	(308,394)	308,394	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	754,252	182,285	258	—	936,795
Changes in PDs/LGDs/EADs	435,273	11,066	(39,407)	—	406,932
Foreign exchange and other movements	(1,391,414)	(22,218)	302,882	—	(1,110,750)
Other movements with no P&L impact
Write-offs and other movements	(503,575)	(67,659)	(495,305)	—	(1,066,539)

Loss Allowance as of December 31, 2021	1,465,190	319,928	729,682	—	2,514,800

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	5,596,374	889,280	2,790,133	—	9,275,787
Inflation effect	(2,144,516)	(356,771)	(1,063,167)	—	(3,564,454)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(84,126)	84,126	—	—	—
Transfer from Stage 1 to Stage 3	(134,853)	—	134,853	—	—
Transfer from Stage 2 to Stage 1	222,556	(222,556)	—	—	—
Transfer from Stage 2 to Stage 3	—	(100,874)	100,874	—	—
Transfer from Stage 3 to Stage 1	171,095	—	(171,095)	—	—
Transfer from Stage 3 to Stage 2	—	10,657	(10,657)	—	—
New Financial Assets Originated or Purchased	3,794,799	1,367,217	2,810,850	—	7,972,866
Changes in PDs/LGDs/EADs	(1,077,581)	(135,324)	(294,531)	—	(1,507,436)
Foreign exchange and other movements	(90,131)	(18,046)	(38,894)	—	(147,071)
Other movements with no P&L impact
Write-offs and other movements	(575,860)	(260,309)	(1,560,919)	—	(2,397,088)

Loss Allowance as of December 31, 2021	5,677,757	1,257,400	2,697,447	—	9,632,604

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	8,322,959	3,855,946	9,404,335	—	21,583,240
Inflation effect	(2,933,721)	(2,869,728)	(3,358,166)	—	(9,161,615)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(752,418)	752,418	—	—	—
Transfer from Stage 1 to Stage 3	(178,419)	—	178,419	—	—
Transfer from Stage 2 to Stage 1	584,921	(584,921)	—	—	—
Transfer from Stage 2 to Stage 3	—	(507,260)	507,260	—	—
Transfer from Stage 3 to Stage 1	300,366	—	(300,366)	—	—
Transfer from Stage 3 to Stage 2	—	544,999	(544,999)	—	—
New Financial Assets Originated or Purchased	2,092,341	1,177,829	3,128,644	—	6,398,814
Changes in PDs/LGDs/EADs	3,638,483	16,973,151	4,163,880	—	24,775,514
Foreign exchange and o ther movements	(2,033,308)	799,390	830,882	—	(403,036)
Other movements with no P&L impact
Write-offs and other movements	(1,563,201)	(1,080,839)	(5,113,466)	—	(7,757,506)

Loss Allowance as of December 31, 2020	7,478,003	19,060,985	8,896,423	—	35,435,411

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	725,219	301,080	5,167,288	—	6,193,587
Inflation effect	(242,606)	(270,782)	(1,535,798)	—	(2,049,186)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(54,674)	54,674	—	—	—
Transfer from Stage 1 to Stage 3	(5,135)	—	5,135	—	—
Transfer from Stage 2 to Stage 1	44,319	(44,319)	—	—	—
Transfer from Stage 2 to Stage 3	—	(13,277)	13,277	—	—
Transfer from Stage 3 to Stage 1	(25,909)	—	25,909	—	—
Transfer from Stage 3 to Stage 2	—	109,098	(109,098)	—	—
New Financial Assets Originated or Purchased	723,054	235,301	1,961,088	—	2,919,443
Changes in PDs/LGDs/EADs	(1,699,225)	2,606,638	1,000,788	—	1,908,201
Foreign exchange a nd o ther movements	1,742,202	645,777	(29,693)	—	2,358,286
Other movements with no P&L impact
Write-offs and other movements	(363,172)	(407,817)	(3,734,039)	—	(4,505,028)

Loss Allowance as of December 31, 2020	844,073	3,216,373	2,764,857	—	6,825,303

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	1,024,895	454,660	9,232,238	—	10,711,793
Inflation effect	45,359	(19,767)	(2,352,551)	—	(2,326,959)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(91,161)	91,161	—	—	—
Transfer from Stage 1 to Stage 3	(20)	—	20	—	—
Transfer from Stage 2 to Stage 1	8,081	(8,081)	—	—	—
Transfer from Stage 2 to Stage 3	—	(25,758)	25,758	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	913,669	160,383	75,317	—	1,149,369
Changes in PDs/LGDs/EADs	2,770,541	623,523	1,366,207	—	4,760,271
Foreign exchange and o ther movements	163,993	112,052	(24,285)	—	251,760
Other movements with no P&L impact
Write-offs and other movements	(1,877,328)	(447,651)	(7,406,789)	—	(9,731,768)

Loss Allowance as of December 31, 2020	2,958,029	940,522	915,915	—	4,814,466

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	4,157,813	1,446,970	9,628,798	—	15,233,581
Inflation effect	(1,452,514)	(439,541)	(2,729,989)	—	(4,622,044)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(108,936)	108,936	—	—	—
Transfer from Stage 1 to Stage 3	(219,966)	—	219,966	—	—
Transfer from Stage 2 to Stage 1	—	(233,987)	233,987	—	—
Transfer from Stage 2 to Stage 3	262,561	(262,561)	—	—	—
Transfer from Stage 3 to Stage 1	163,580	—	(163,580)	—	—
Transfer from Stage 3 to Stage 2	—	20,495	(20,495)	—	—
New Financial Assets Originated or Purchased	4,408,653	374,335	399,731	—	5,182,719
Changes in PDs/LGDs/EADs	439,257	124,204	441,990	—	1,005,451
Foreign exchange and other movements	—	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(2,054,074)	(249,571)	(5,220,275)	—	(7,523,920)

Loss Allowance as of December 31, 2020	5,596,374	889,280	2,790,133	—	9,275,787

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	7,275,015	6,483,463	7,160,474	—	20,918,952
Inflation effect	(2,695,552)	(2,075,221)	(2,764,446)	—	(7,535,219)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,113,052)	1,113,052	—	—	—
Transfer from Stage 1 to Stage 3	(114,897)	—	114,897	—	—
Transfer from Stage 2 to Stage 1	950,844	(950,844)	—	—	—
Transfer from Stage 2 to Stage 3	—	(685,964)	685,964	—	—
Transfer from Stage 3 to Stage 1	43,554	—	(43,554)	—	—
Transfer from Stage 3 to Stage 2	—	71,218	(71,218)	—	—
New Financial Assets Originated or Purchased	2,568,784	1,504,429	6,262,382	—	10,335,595
Changes in PDs/LGDs/EADs	2,074,567	1,081,985	488,119	—	3,644,671
Foreign exchange and other movements	315,099	(318,922)	175,500	—	171,677
Other movements with no P&L impact
Write-offs and other movements	(981,403)	(2,367,250)	(2,603,783)	—	(5,952,436)

Loss Allowance as of December 31, 2019	8,322,959	3,855,946	9,404,335	—	21,583,240

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	746,808	783,682	3,300,336	—	4,830,826
Inflation effect	(304,907)	(252,319)	(1,636,048)	—	(2,193,274)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(51,028)	51,028	—	—	—
Transfer from Stage 1 to Stage 3	(2,951)	—	2,951	—	—
Transfer from Stage 2 to Stage 1	34,880	(34,880)	—	—	—
Transfer from Stage 2 to Stage 3	—	(60,098)	60,098	—	—
Transfer from Stage 3 to Stage 1	2,415	—	(2,415)	—	—
Transfer from Stage 3 to Stage 2	—	19,146	(19,146)	—	—
New Financial Assets Originated or Purchased	638,257	201,052	5,135,529	—	5,974,838
Changes in PDs/LGDs/EADs	1,170,734	75,504	759,191	—	2,005,429
Foreign exchange and other movements	(1,106,394)	(31,995)	180,897	—	(957,492)
Other movements with no P&L impact
Write-offs and other movements	(402,595)	(450,040)	(2,614,105)	—	(3,466,740)

Loss Allowance as of December 31, 2019	725,219	301,080	5,167,288	—	6,193,587

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	1,470,854	216,433	1,868,037	—	3,555,324
Inflation effect	(591,512)	(146,644)	(2,306,944)	—	(3,045,100)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(58,239)	58,239	—	—	—
Transfer from Stage 1 to Stage 3	(119)	—	119	—	—
Transfer from Stage 2 to Stage 1	128,191	(128,191)	—	—	—
Transfer from Stage 2 to Stage 3	—	(2,110)	2,110	—	—
Transfer from Stage 3 to Stage 1	4	—	(4)	—	—
Transfer from Stage 3 to Stage 2	—	85,277	(85,277)	—	—
New Financial Assets Originated or Purchased	1,127,597	235,990	538,810	—	1,902,397
Changes in PDs/LGDs/EADs	(150,815)	303,422	33,333	—	185,940
Foreign exchange and other movements	(251,024)	(11,664)	9,489,490	—	9,226,802
Other movements with no P&L impact
Write-offs and other movements	(650,042)	(156,092)	(307,436)	—	(1,113,570)

Loss Allowance as of December 31, 2019	1,024,895	454,660	9,232,238	—	10,711,793

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	3,851,123	5,154,884	5,841,643	—	14,847,650
Inflation effect	(1,469,779)	(1,524,158)	(2,586,948)	—	(5,580,885)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(104,906)	104,906	—	—	—
Transfer from Stage 1 to Stage 3	(220,440)	—	220,440	—	—
Transfer from Stage 2 to Stage 1	1,398,405	(1,398,405)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,398,549)	1,398,549	—	—
Transfer from Stage 3 to Stage 1	19,559	—	(19,559)	—	—
Transfer from Stage 3 to Stage 2	—	5,686	(5,686)	—	—
New Financial Assets Originated or Purchased	630,542	2,316,457	7,620,900	—	10,567,899
Changes in PDs/LGDs/EADs	451,231	(885,019)	1,046,067	—	612,279
Foreign exchange and other mo vements	—	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(397,922)	(928,832)	(3,886,608)	—	(5,213,362)

Loss Allowance as of December 31, 2019	4,157,813	1,446,970	9,628,798	—	15,233,581

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	176,479,180	75,835,678	10,883,005	—	263,197,863
Transfers:
Transfers from Stage 1 to Stage 2	(12,502,238)	12,502,238	—	—	—
Transfers from Stage 1 to Stage 3	(3,676,093)	—	3,676,093	—	—
Transfers from Stage 2 to stage 1	12,336,328	(12,336,328)	—	—	—
Transfers from Stage 2 to Stage 3	—	(5,139,767)	5,139,767	—	—
Transfers from Stage 3 to Stage 2	—	627,535	(627,535)	—	—
Transfers from Stage 3 to Stage 1	331,193	—	(331,193)	—	—
Financial assets derecognized during the period other than write-offs	(15,445,294)	(8,175,653)	(3,417,354)	—	(27,038,301)
New financial assets originated or purchased	46,620,123	19,185,358	9,215,318	—	75,020,799
Foreign exchange and other movements	23,631,855	3,836,241	(2,005,094)	—	25,463,002
Inflation Effect	(60,735,541)	(25,593,955)	(3,672,930)	—	(90,002,426)

Gross carrying amount as of December 31, 2021	167,039,513	60,741,347	18,860,077	—	246,640,937

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	159,649,962	19,557,425	3,605,932	—	182,813,319
Transfers:
Transfers from Stage 1 to Stage 2	(5,960,505)	5,960,505	—	—	—
Transfers from Stage 1 to Stage 3	(308,818)	—	308,818	—	—
Transfers from Stage 2 to Stage 1	2,993,818	(2,993,818)	—	—	—
Transfers from Stage 2 to Stage 3	—	(431,463)	431,463	—	—
Transfers from Stage 3 to Stage 2	—	72,125	(72,125)	—	—
Transfers from Stage 3 to Stage 1	98,929	—	(98,929)	—	—
Financial assets derecognized during the period other than write-offs	(62,620,001)	(3,941,723)	(1,350,254)	—	(67,911,978)
New financial assets originated or purchased	116,677,738	4,522,166	2,444,480	—	123,644,384
Foreign exchange and other movements	(2,005,757)	854,462	(329,244)	—	(1,480,539)
Inflation Effect	(53,880,627)	(6,600,479)	(1,216,974)	—	(61,698,080)

Gross carrying amount as of December 31, 2021	154,644,739	16,999,200	3,723,167	—	175,367,106

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	398,096,545	20,465,641	1,201,703	—	419,763,889
Transfers:
Transfers from Stage 1 to Stage 2	(5,519,947)	5,519,947	—	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,156,736	(1,156,736)	—	—	—
Transfers from Stage 2 to Stage 3	—	(438,059)	438,059	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than write-offs	(124,985,052)	(4,376,503)	(466,943)	—	(129,828,498)
New financial assets originated or purchased	349,754,606	8,515,953	554	—	358,271,113
Foreign exchange and other movements	89,758,601	(4,270,859)	(37,724)	—	85,450,018
Inflation Effect	(211,566,895)	(6,906,996)	(405,565)	—	(218,879,456)

Gross carrying amount as of December 31, 2021	496,694,594	17,352,388	730,084	—	514,777,066

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	134,671,424	3,706,700	3,580,727	—	141,958,851
Transfers:
Transfers from Stage 1 to Stage 2	(1,674,473)	1,674,473	—	—	—
Transfers from Stage 1 to Stage 3	(1,950,674)	—	1,950,674	—	—
Transfers from Stage 2 to Stage 1	1,237,876	(1,237,876)	—	—	—
Transfers from Stage 2 to Stage 3	—	(353,778)	353,778	—	—
Transfers from Stage 3 to Stage 2	—	15,798	(15,798)	—	—
Transfers from Stage 3 to Stage 1	250,779	—	(250,779)	—	—
Financial assets derecognized during the period other than write-offs	(2,209,070)	(655,467)	(2,251,005)	—	(5,115,542)
New financial assets originated or purchased	89,946,060	3,945,482	2,271,672	—	96,163,214
Foreign exchange and other movements	—	—	—	—	—
Inflation Effect	(45,450,564)	(1,250,982)	(1,208,468)	—	(47,910,014)

Gross carrying amount as of December 31, 2021	174,821,358	5,844,350	4,430,801	—	185,096,509

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	164,659,573	—	—	—	164,659,573
Transfers:
Transfers from Stage 1 to Stage 2	(21,022,961)	21,022,961	—	—	—
Transfers from Stage 1 to Stage 3	(2,335,106)	—	2,335,106	—	—
Transfers from Stage 2 to Stage 1	14,304,405	(14,304,405)	—	—	—
Transfers from Stage 2 to Stage 3	—	(2,280,699)	2,280,699	—	—
Transfers from Stage 3 to Stage 2	—	844,888	(844,888)	—	—
Transfers from Stage 3 to Stage 1	437,882	—	(437,882)	—	—
Financial assets derecognized during the period other than write-offs	(18,005,652)	(5,198,477)	(5,947,998)	—	(29,152,127)
New financial assets originated or purchased	44,172,674	13,053,985	3,305,426	—	60,532,085
Foreign exchange and other movements	37,979,751	14,233,527	1,411,688	—	53,624,966
Inflation Effect	(43,711,386)	48,463,898	8,780,854	—	13,533,366

Gross carrying amount as of December 31, 2020	176,479,180	75,835,678	10,883,005	—	263,197,863

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	70,586,738	10,608,798	6,805,256	—	88,000,792
Transfers:
Transfers from Stage 1 to Stage 2	(4,967,139)	4,967,139	—	—	—
Transfers from Stage 1 to Stage 3	(199,284)	—	199,284	—	—
Transfers from Stage 2 to Stage 1	2,562,142	(2,562,142)	—	—	—
Transfers from Stage 2 to Stage 3	—	(166,596)	166,596	—	—
Transfers from Stage 3 to Stage 2	—	215,330	(215,330)	—	—
Transfers from Stage 3 to Stage 1	48,309	—	(48,309)	—	—
Financial assets derecognized during the period other than write-offs	(25,860,454)	(1,895,229)	(4,480,861)	—	(32,236,544)
New financial assets originated or purchased	116,070,986	6,902,688	2,211,773	—	125,185,447
Foreign exchange and other movements	20,146,986	4,303,704	774,082	—	25,224,772
Inflation Effect	(18,738,322)	(2,816,267)	(1,806,559)	—	(23,361,148)

Gross carrying amount as of December 31, 2020	159,649,962	19,557,425	3,605,932	—	182,813,319

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	423,539,493	12,462,570	10,020,962	—	446,023,025
Transfers:
Transfers from Stage 1 to Stage 2	(10,442,927)	10,442,927	—	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—	—
Transfers from Stage 2 to Stage 1	712,206	(712,206)	—	—	—
Transfers from Stage 2 to Stage 3	—	(199,577)	199,577	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than write-offs	(154,907,468)	(4,163,403)	(491,446)	—	(159,562,317)
New financial assets originated or purchased	330,435,365	6,380,899	122,710	—	336,938,974
Foreign exchange and other movements	(78,805,131)	(437,192)	(5,989,877)	—	(85,232,200)
Inflation Effect	(112,434,993)	(3,308,377)	(2,660,223)	—	(118,403,593)

Gross carrying amount as of December 31, 2020	398,096,545	20,465,641	1,201,703	—	419,763,889

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	96,719,034	5,212,608	12,440,778	—	114,372,420
Transfers:
Transfers from Stage 1 to Stage 2	(1,698,774)	1,698,774	—	—	—
Transfers from Stage 1 to Stage 3	(2,078,462)	—	2,078,462	—	—
Transfers from Stage 2 to Stage 1	—	(762,744)	762,744	—	—
Transfers from Stage 2 to Stage 3	1,311,802	(1,311,802)	—	—	—
Transfers from Stage 3 to Stage 2	—	34,975	(34,975)	—	—
Transfers from Stage 3 to Stage 1	277,277	—	(277,277)	—	—
Financial assets derecognized during the period other than write-offs	(4,243,541)	(1,422,154)	(8,600,985)	—	(14,266,680)
New financial assets originated or purchased	70,547,700	1,597,963	412,309	—	72,557,972
Foreign exchange and other movements	(664,468)	58,333	139,221	—	(466,914)
Inflation Effect	(25,499,144)	(1,399,253)	(3,339,550)	—	(30,237,947)

Gross carrying amount as of December 31, 2020	134,671,424	3,706,700	3,580,727	—	141,958,851